CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
CASH AND CASH EQUIVALENTS

NOTE 6 - CASH AND CASH EQUIVALENTS

	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Cash on hand	2,248	2,120
Bank balances	480,566	558,078
Overnight	259,129	386,034
Total Cash	741,943	946,232
Cash equivalents
Time deposits	379,280	74,578
Mutual funds	95,452	26,025
Total cash equivalents	474,732	100,603
Total cash and cash equivalents	1,216,675	1,046,835

Cash and cash equivalents are denominated in the following currencies:

Currency	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Argentine peso	10,711	7,148
Brazilian real	193,289	89,083
Chilean peso	17,643	9,800
Colombian peso	22,607	13,535
Euro	19,361	7,099
US Dollar	906,666	886,627
Other currencies	46,398	33,543
Total	1,216,675	1,046,835